Finance income and finance expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income and finance expenses
Interest income	$ 99	$ 0	$ 0	$ 7	$ 12
Foreign exchange gain				1,991	411
Change in fair value of share warrant obligations			10,080
Other income			79
Finance income - total	99		10,159	1,998	423
Foreign exchange loss	(781)	(1,801)	(2,809)
Bank charges	(147)	(55)	(320)	(175)	(87)
Unwinding of discount on the put option liability	(67)
Interest expense	(43)	(24)	(91)	(45)	(96)
Finance costs - total	(1,038)	$ (1,880)	(3,220)	(220)	(183)
Net finance income	$ 99		$ 6,939	$ 1,778	$ 240